Insurance Contract Liabilities and Reinsurance Assets - Summary of Gross Claims and Benefits (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ 31,110	$ 30,133
Death, disability and other claims [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	18,583	18,064
Maturity and surrender benefits [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	8,728	8,613
Annuity payments [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	3,276	3,560
Policyholder dividends and experience rating refunds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	1,255	1,411
Net transfers from segregated funds [Member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [Line Items]
Gross claims and benefits	$ (732)	$ (1,515)